Share capital	12 Months Ended
Dec. 31, 2019
Share capital [Abstract]
Share capital
Share capital

a)	Common shares
Authorized
Unlimited common shares without par value
Issued

	Common shares
	Number (in thousands)	$
Balance as at January 1, 2019	85,500	504,650
Issued pursuant to Public Offering	12,782	179,918
Issued pursuant to At The Market (ATM) Facilities	6,953	43,200
Issued pursuant to exercise of derivative liability warrants (note 13)	2,983	40,507
Issued pursuant to exercise of stock options	3,580	22,197
Balance as at December 31, 2019	111,798	790,472

Balance as at January 1, 2018	84,052	499,200
Issued pursuant to exercise of warrants	1,172	3,977
Issued pursuant to exercise of stock options	276	1,473
Balance as at December 31, 2018	85,500	504,650

December 12, 2019 public offering
On December 12, 2019 the Company completed a public offering of 12,782,439 common shares at a price of $15.00 per share. Gross proceeds from this Offering were $191,737,000 and the share issue costs totaled $11,819,000 which included a 6% underwriting commission of $11,504,000 and professional fees of $315,000.
September 13, 2019 ATM Facility
On September 13, 2019 the Company entered into an Open Market Sale Agreement (the "Sale Agreement") with Jefferies LLC ("Jefferies") pursuant to which the Company may from time to time sell, through at-the-market ("ATM") offerings, common shares that would have an aggregate offering price of up to US$40,000,000. Aurinia filed a prospectus supplement with securities regulatory authorities in Canada in the provinces of British Columbia, Alberta and Ontario, and with the United States Securities and Exchange Commission, which supplements Aurinia's short form base shelf prospectus dated March 29, 2018, and Aurinia's shelf registration statement on Form F-10 dated March 26, 2018, declared effective on March 29, 2018. Sales from the ATM offering were only conducted in the United States through Nasdaq at market prices.
Pursuant to this agreement the Company issued 2,345,250 common shares at a weighted average price of $6.40 resulting in gross proceeds of $15,010,000. The Company incurred share issue costs of $640,000 including a 3% commission of $450,000 paid to the agent and professional fees of $190,000 directly related to the ATM. On December 9, 2019, the Company terminated the September 13, 2019 Sale Agreement with Jefferies LLC related to the 2019 ATM.
November 30, 2018 ATM facility
On November 30, 2018 the Company entered into an Open Market Sale Agreement (the “Sale Agreement”) with Jefferies LLC (“Jefferies”) pursuant to which the Company sold, through at-the-market (“ATM”) offerings, common shares that would have an aggregate offering price of up to US$30,000,000. Aurinia filed a prospectus supplement with securities regulatory authorities in Canada in the provinces of British Columbia, Alberta and Ontario, and with the United States Securities and Exchange Commission, which supplements Aurinia’s short form base shelf prospectus dated March 26, 2018, and Aurinia’s shelf registration statement on Form F-10 dated March 26, 2018, declared effective on March 29, 2018. Sales from the ATM offering were only conducted in the United States through Nasdaq at market prices.
Pursuant to this agreement the ATM Facility was fully utilized resulting in gross proceeds of $30,000,000 upon the issuance of 4,608,000 common shares at a weighted average price of $6.51. The Company incurred share issue costs of $1,170,000 including a 3% commission of $900,000 paid to the agent and professional and filing fees of $270,000 directly related to the ATM.

b)	Warrants

	Warrants
	Number (in thousands)	$
Balance as at January 1, 2018	1,172	906
Warrants exercised	(1,172)	(906)
Balance as at December 31, 2018	—	—

c)	Stock options and compensation expense
A summary of the stock options outstanding as at December 31, 2019 and 2018 and changes during the years ended on those dates is presented below:

	2019		2018
	Number	Weighted average exercise price in CA$	Number	Weighted average exercise price in CA$
Outstanding – Beginning of year	7,591	5.51	4,864	4.80
Granted pursuant to Stock Option Plan	2,520	8.14	3,003	6.54
Granted pursuant to Section 613(c) of TSX manual	1,600	8.45	—	—
Exercised	(3,580)	5.09	(276)	4.40
Forfeited	(309)	6.88	—	—
Outstanding – End of year	7,822	7.04	7,591	5.51
Options exercisable – End of year	3,417	6.10	4,510	5.03

The maximum number of Common Shares issuable under the Stock Option Plan is equal to 12.5% of the issued and outstanding Common Shares at the time the Common Shares are reserved for issuance. As at December 31, 2019, there were 111,798,000 Common Shares of the Company issued and outstanding, resulting in a maximum of 13,975,000 options available for issuance under the Stock Option Plan. An aggregate total of 6,172,000 options are presently outstanding in the Stock Option Plan, representing 5.5% of the issued and outstanding Common Shares of the Company.
In addition, on April 29, 2019, the Company granted 1,600,000 inducement stock options to the new Chief Executive Officer pursuant to Section 613(c) of the TSX Company Manual at a price of $6.28 (CA$8.45). The first 25% of these options vest on the one year anniversary of the grant, and the remaining 75% vest in equal amounts over 36 months following the one year anniversary date and are exercisable for a term of ten years. These options are recorded outside of the Company's stock option plan.
Previously, on May 2, 2016, the Company granted 200,000 inducement stock options to a new employee pursuant to Section 613(c) of the TSX Company Manual at a price of $2.92 (CA$3.66). These options vest in equal amounts over 36 months and are exercisable for a term of five years, this employee has exercised 150,000 of these options to December 31, 2019. These options are recorded outside of the Company’s stock option plan, and there are 50,000 options remaining as at December 31, 2019.
The Stock Option Plan requires the exercise price of each option to be determined by the Board of Directors and not to be less than the closing market price of the Company’s stock on the day immediately prior to the date of grant. Any options which expire may be re-granted. The Board of Directors approves the vesting criteria and periods at its discretion. The options issued under the plan are accounted for as equity-settled share-based payments.
A summary of the stock options granted pursuant to the Stock Option Plan for the years ended December 31, 2019 and 2018 is presented below:
Year ended December 31, 2019

Grant date	Grant price(6) US$	Grant price(6) CA$	Number (in thousands)
January 29, 2019 - Directors(1)	6.06	8.04	210
January 29, 2019 - Officers(4)	6.06	8.04	875
January 29, 2019 - Employees(2)	6.06	8.04	260
January 29, 2019 - Employees(3)	6.06	8.04	20
March 29, 2019 - Employees(3)	6.42	8.62	10
April 2, 2019 - Employees(3)	6.72	8.97	30
April 24, 2019 - Employees(3)	6.29	8.48	5
April 29, 2019 - Chief Executive Officer(5)	6.28	8.45	1,600
April 29, 2019 - Directors(1)	6.28	8.45	60
April 29, 2019 - Employees(3)	6.28	8.45	10
July 3, 2019 - Directors(1)	6.42	8.39	140
July 3, 2019 - Employees(3)	6.42	8.39	25
August 19, 2019 - Employees(3)	5.90	7.85	455
September 4, 2019 - Employees(3)	5.70	7.56	15
September 26, 2019 - Employees(3)	5.63	7.47	10
October 2, 2019 - Employee(3)	5.11	6.79	5
October 22, 2019 - Employee(3)	4.91	6.43	10
October 28, 2019 - Employees(3)	4.74	6.19	300
November 19, 2019 - Director(1)	5.73	7.59	50
December 13, 2019 - Employees(3)	18.20	23.99	15
December 17, 2019 - Employee(3)	18.69	24.59	15
			4,120

Year ended December 31, 2018

Grant date	Grant price(6) US$	Grant price(6) CA$	Number (in thousands)
February 1, 2018 - Employees(2)	5.30	6.52	503
February 1, 2018 - Officers(2)	5.30	6.52	1,675
February 5, 2018 - Chief Executive Officer(2)	5.19	6.42	400
February 5, 2018 - Directors(1)	5.19	6.42	150
February 9, 2018 - Director(1)	5.09	6.40	50
February 22, 2018 - Director(1)	5.46	6.92	50
March 21, 2018 - Officer(3)	5.40	7.06	150
October 17, 2018 - New Employees(3)	5.93	7.70	25
			3,003

1.	These options vest in equal amounts over 12 months and are exercisable for a term of ten years

2.	These options vest in equal amounts over 36 months and are exercisable for a term of ten years.

3.	These options vest 12/36 on the 12-month anniversary date and thereafter 1/36 per month over the next 24 months and are exercisable for a term of ten years.

4.	These options vest in equal amounts over 24 months and are exercisable for a term of ten years.

5.	These options vest 25% on the 12-month anniversary date and thereafter 75% vest 1/36 per month over the next 36 months and are exercisable for a term of ten years.

6.	Stock options are granted at a Canadian Dollar (CA$) exercise price, and converted to US Dollars (US$) based on the exchange rate when these stock options are granted.

Dr. Glickman and the Company entered into a transition agreement whereby upon his retirement as Chairman of the Board and Chief Executive Officer of the Company Dr. Glickman would continue to provide substantive services as an adviser to the Company for a period of 12 months commencing May 6, 2019. Management applied judgment, at that time, in assessing if the services to be provided were substantive. Unvested stock options at May 6, 2019 were modified such that they vest in equal installments over the next 12 months, subject to Dr. Glickman remaining an adviser to the Company at each of the vesting dates.
The transition agreement resulted in 100,000 stock options that would have been forfeited at May 6, 2020 vesting on an accelerated timeline. Therefore, the Company considered that the amount expensed for such awards to date should be reversed. The Company recognized these 100,000 stock options as a new grant based on the fair value at the date of the transition agreement which will be expensed as they vest over the transition period. The Company also revised the allocation over the remaining vesting period to reflect the graded nature of the vesting over the transition period.
Application of the fair value method resulted in charges to stock-based compensation expense of $7,414,000 for the year ended December 31, 2019 (2018 – $6,860,000) with corresponding credits to contributed surplus. For the year ended December 31, 2019, stock compensation expense has been allocated to research and development expense in the amount of $2,693,000 (2018 – $2,697,000) and corporate, administration and business development expense in the amount of $4,721,000 (2018 – $4,163,000).
If the stock price volatility was higher by a factor of 10% on the option grant dates in 2019, this would have increased annual stock compensation expense by approximately $371,000. If the stock price volatility was lower by a factor of 10% on the grant date, this would have decreased annual stock compensation expense by approximately $381,000.
The Company used the Black-Scholes option pricing model to estimate the fair value of the options granted in 2019 and 2018.
The Company considers historical volatility of its common shares in estimating its future stock price volatility. The risk-free interest rate for the expected life of the options was based on the yield available on government benchmark bonds with an approximate equivalent remaining term at the time of the grant. The expected life is based upon the contractual term, taking into account expected employee exercise and expected post-vesting employment termination behavior.
The following weighted average assumptions were used to estimate the fair value of the options granted during the year ended December 31:

	2019	2018
Annualized volatility	52%	55%
Risk-free interest rate	1.61%	2.04%
Expected life of options in years	4 years	4 years
Estimated forfeiture rate	15.6%	22.4%
Dividend rate	0.0%	0.0%
Exercise price	$6.14	$5.29
Market price on date of grant	$6.14	$5.29
Fair value per common share option	$2.56	$2.89

The following table summarizes information on stock options outstanding as at December 31, 2019:

Options outstanding			Options exercisable
Range of exercise prices CA$	Number outstanding (in thousands)	Weighted average remaining contractual life (years)	Number outstanding (in thousands)
3.50 - 3.96	268	1.91	267
4.21 - 4.73	1,107	4.82	1,020
6.19 - 6.92	2,325	7.85	1,143
7.06 - 7.85	715	9.27	95
8.04 - 8.97	3,301	9.07	842
9.45 - 9.45	76	7.32	50
23.99 - 24.59	30	9.96	—
	7,822	7.86	3,417